Olivia P. Adler
Attorney-at-Law
1614 33rd Street, N.W.
Washington, D.C. 20007
202-337-9090
oadler@comcast.net

November 26, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Capstone Church Capital Fund (formerly “Capstone Church Bond Fund”) ("Registrant") - File Nos. 333-153482; 811-21662

Dear Sirs:

Enclosed for filing pursuant to Rule 486(a) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-2.   Registrant still has a balance of unsold shares that were previously registered and are being sold on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933.  Thus, no additional shares are being registered with this filing and no registration fee is due.

The enclosed amendment reflects a change in the Fund’s fundamental policy regarding repurchase offers so that such offers will be made annually instead of quarterly. This change is expected to be approved by shareholders at a meeting November 30, 2010.  The amendment also incorporates other changes previously filed pursuant to Rule 497, as well as other updates.  Further updates will be provided by amendment.

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler